UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Abraham Fortress Fund
Class I/FORTX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class I/FORTX)	$37	0.74%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the six-month period ending December 31, 2024, the Abraham Fortress Fund had positive performance of 0.40% in FORTX. Over that period, the Fund invested in approximately 50% Equities and 20% Fixed Income, and the remaining 30% of the portfolio’s cash was committed to Diversifying Strategies.
In equities, the Fund invested 70% split between US individual stocks, S&P 500 futures contracts, and Russell 2000 futures contracts. The remaining 30% went to EAFE futures contracts, giving us exposure to non-US equities. The Fund maintained its higher exposure to US utility stocks. Fixed Income consisted of US Treasury Notes with a duration of 8 years. Diversifying Strategies included 7 external funds that generally invest in global futures markets, and the funds are considered liquid alternatives, and we continue to access these through a swap agreement with Deutsche Bank. The Fund’s swap position is collateralized with short-term treasury instruments. Additionally, Diversifying Strategies included a long position in gold futures, which ranged from 10-15% long notional exposure during the last 6 months, as well as long positions in both crude oil and natural gas.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1 – The Fund’s US stock exposure was the top performing investment in the Fund.
Contributor #2 – The Fund’s gold position, which is included in the Diversifying Strategies, continued to be a standout investment in the last 6 months of the year. Gold rose almost 28% during 2024.
Contributor #3 – Fixed Income was a small contributor. Our exposure only included US government debt.
TOP PERFORMANCE DETRACTORS
Detractor #1 – As a whole, the external funds in the Diversifying Strategies were the biggest negative performers. Market volatility[1] (measured in standard deviation) was unusually low, around 30-35% less than average. Lower volatility doesn’t provide price movement, so it can be challenging for active managers to capture profit opportunities. However, we continue to believe their diversification is critical to controlling volatility and balancing out the portfolio’s equity exposure.
Detractor #2 – The Fund has lower stock exposure compared to our 70/30 benchmark and many of our competitors. As a result, when equity markets are up over 20% annually, we expect the Fund to lag its benchmarks.
Today, the Fund’s portfolio includes:
1.    51% Stock exposure
2.   19% Fixed Income exposure, with an 8-year duration
3.    30% Diversifying Strategies invested in T-bills to collateralize our positions in either futures or the DB swap that gives us access to the external funds. Our futures trades include a 10% notional long allocation to gold. The notional exposure in the Diversifying Strategies typically ranges between 50-70%.
As a reminder to investors, the Fund’s portfolio includes some leverage, which is why the portfolio’s total notional exposure is more than 100%. The portfolio’s notional exposure is accessed through derivatives instruments, such as futures and swaps. The futures and swaps are collateralized with T-bills, which explains the large positions in T-bills that appear on our quarterly holding reports.
For now, geopolitical risks remain top of mind for us as major world powers vie for geographical power and economic success. Equities are usually most sensitive to those risks. The US Fed will likely lower rates further in 2025, but many are expecting a pause next year. Lower rates will continue to support equity and fixed income markets. We believe increasing sovereign debt is a major market risk as countries continue to increase their debt-to-GDP ratios. Many experts have warned of the consequences of uncontrolled debt growth, but those consequences have never materialized. However, when we study countries that have fallen into a debt spiral and off the fiat cliff, make note that it can be a quick death, usually taking less than 60 days for a currency to collapse. Some lucky countries emerge with persistently high inflation, like Turkey or Argentina, and experience corrosive effects of high inflation for decades. Regardless, there are real consequences to uncontrolled money supply expansion, and the Fund’s investments reflect a defensive posture against these possible market outcomes. The US stock market has outperformed global stocks again in 2024, but much of that outperformance was concentrated in tech stocks, specifically the Magnificent 7. Further, positive market performance has been undercut by persistent inflation.
We continue to find confidence and comfort in the Fund’s diversification approach. Today’s market uncertainty demands a strategy that can repeatedly weather financial storms as well as identify and properly size investments when opportunities present themselves. You work hard for your money, and we always want to work hard to help you keep it. We appreciate your investment in the Fortress Fund. Please reach out if you have any questions or concerns. The Abraham Trading team wishes you and yours a happy and healthy Happy New Year.
[1] Volatility is the measure of how much an investment fluctuates. In this instance, it is measured by standard deviation.
FORTX Volatility Comparisons – reflects Class I Shares fees
Volatility (Standard Deviation)	Fund	70/30 Portfolio	MSCI ACWI Index	U.S. Aggregate Bond Index
1-Year (12/31/2023 - 12/31/2024)	7.56%	7.88%	10.57%	5.43%
Since Inception (07/26/2018 - 12/31/2024)	8.38%	12.69%	16.74%	5.90%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years[1]	Since Inception[1]
Abraham Fortress Fund (Class I/FORTX)	0.40%	10.83%	7.37%	6.65%
70/30 Blended Index	4.48%	12.43%	7.09%	7.28%
MSCI ACWI Index	5.56%	17.49%	10.06%	9.56%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.33%
[1]
Class I shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.abrahamtrading.com/performance for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,309,904
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 4.415%, 1/23/2025	21.4%
United States Treasury Bill, 4.316%, 2/20/2025	15.8%
United States Treasury Bill, 4.162%, 3/20/2025	10.6%
United States Treasury Note, 2.875%, 5/15/2032	4.9%
United States Treasury Note, 3.375%, 5/15/2033	4.8%
United States Treasury Note, 4.125%, 11/15/2032	4.8%
United States Treasury Note, 4.500%, 11/15/2033	4.8%
United States Treasury Bill, 4.142%, 1/16/2025	2.8%
United States Treasury Bill, 4.165%, 1/30/2025	2.2%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	54.3%
Common Stocks	26.2%
U.S. Treasury Notes	19.3%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	0.2%
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (844) 323-8200 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Abraham Fortress Fund
Class K/FORKX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class K/FORKX)	$33	0.65%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the six-month period ending December 31, 2024, the Abraham Fortress Fund had positive performance of 0.48% in FORKX. Over that period, the Fund invested in approximately 50% Equities and 20% Fixed Income, and the remaining 30% of the portfolio’s cash was committed to Diversifying Strategies.
In equities, the Fund invested 70% split between US individual stocks, S&P 500 futures contracts, and Russell 2000 futures contracts. The remaining 30% went to EAFE futures contracts, giving us exposure to non-US equities. The Fund maintained its higher exposure to US utility stocks. Fixed Income consisted of US Treasury Notes with a duration of 8 years. Diversifying Strategies included 7 external funds that generally invest in global futures markets, and the funds are considered liquid alternatives, and we continue to access these through a swap agreement with Deutsche Bank. The Fund’s swap position is collateralized with short-term treasury instruments. Additionally, Diversifying Strategies included a long position in gold futures, which ranged from 10-15% long notional exposure during the last 6 months, as well as long positions in both crude oil and natural gas.
TOP PERFORMANCE CONTRIBUTORS
Contributor #1 – The Fund’s US stock exposure was the top performing investment in the Fund.
Contributor #2 – The Fund’s gold position, which is included in the Diversifying Strategies, continued to be a standout investment in the last 6 months of the year. Gold rose almost 28% during 2024.
Contributor #3 – Fixed Income was a small contributor. Our exposure only included US government debt.
TOP PERFORMANCE DETRACTORS
Detractor #1 – As a whole, the external funds in the Diversifying Strategies were the biggest negative performers. Market volatility[1] (measured in standard deviation) was unusually low, around 30-35% less than average. Lower volatility doesn’t provide price movement, so it can be challenging for active managers to capture profit opportunities. However, we continue to believe their diversification is critical to controlling volatility and balancing out the portfolio’s equity exposure.
Detractor #2 – The Fund has lower stock exposure compared to our 70/30 benchmark and many of our competitors. As a result, when equity markets are up over 20% annually, we expect the Fund to lag its benchmarks.
Today, the Fund’s portfolio includes:
1.    51% Stock exposure
2.   19% Fixed Income exposure, with an 8-year duration
3.   30% Diversifying Strategies invested in T-bills to collateralize our positions in either futures or the DB swap that gives us access to the external funds. Our futures trades include a 10% notional long allocation to gold. The notional exposure in the Diversifying Strategies typically ranges between 50-70%.
As a reminder to investors, the Fund’s portfolio includes some leverage, which is why the portfolio’s total notional exposure is more than 100%. The portfolio’s notional exposure is accessed through derivatives instruments, such as futures and swaps. The futures and swaps are collateralized with T-bills, which explains the large positions in T-bills that appear on our quarterly holding reports.
For now, geopolitical risks remain top of mind for us as major world powers vie for geographical power and economic success. Equities are usually most sensitive to those risks. The US Fed will likely lower rates further in 2025, but many are expecting a pause next year. Lower rates will continue to support equity and fixed income markets. We believe increasing sovereign debt is a major market risk as countries continue to increase their debt-to-GDP ratios. Many experts have warned of the consequences of uncontrolled debt growth, but those consequences have never materialized. However, when we study countries that have fallen into a debt spiral and off the fiat cliff, make note that it can be a quick death, usually taking less than 60 days for a currency to collapse. Some lucky countries emerge with persistently high inflation, like Turkey or Argentina, and experience corrosive effects of high inflation for decades. Regardless, there are real consequences to uncontrolled money supply expansion, and the Fund’s investments reflect a defensive posture against these possible market outcomes. The US stock market has outperformed global stocks again in 2024, but much of that outperformance was concentrated in tech stocks, specifically the Magnificent 7. Further, positive market performance has been undercut by persistent inflation.
We continue to find confidence and comfort in the Fund’s diversification approach. Today’s market uncertainty demands a strategy that can repeatedly weather financial storms as well as identify and properly size investments when opportunities present themselves. You work hard for your money, and we always want to work hard to help you keep it. We appreciate your investment in the Fortress Fund. Please reach out if you have any questions or concerns. The Abraham Trading team wishes you and yours a happy and healthy Happy New Year.
[1] Volatility is the measure of how much an investment fluctuates. In this instance, it is measured by standard deviation.
FORKX Volatility Comparisons – reflects Class K Shares fees
Volatility (Standard Deviation)	Fund	70/30 Portfolio	MSCI ACWI Index	U.S. Aggregate Bond Index
1-Year (12/31/2023 - 12/31/2024)	7.56%	7.88%	10.57%	5.43%
Since Inception (07/26/2018 - 12/31/2024)	8.39%	12.69%	16.74%	5.90%
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN	6 Months	1 Year	5 Years	Since Inception[1]
Abraham Fortress Fund (Class K/FORKX)	0.48%	10.90%	7.48%	6.77%
70/30 Blended Index	4.48%	12.43%	7.09%	7.28%
MSCI ACWI Index	5.56%	17.49%	10.06%	9.56%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.33%
[1]
Class K shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.abrahamtrading.com/performance for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$81,309,904
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 4.415%, 1/23/2025	21.4%
United States Treasury Bill, 4.316%, 2/20/2025	15.8%
United States Treasury Bill, 4.162%, 3/20/2025	10.6%
United States Treasury Note, 2.875%, 5/15/2032	4.9%
United States Treasury Note, 3.375%, 5/15/2033	4.8%
United States Treasury Note, 4.125%, 11/15/2032	4.8%
United States Treasury Note, 4.500%, 11/15/2033	4.8%
United States Treasury Bill, 4.142%, 1/16/2025	2.8%
United States Treasury Bill, 4.165%, 1/30/2025	2.2%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	54.3%
Common Stocks	26.2%
U.S. Treasury Notes	19.3%
Short-Term Investments	0.0%
Other Assets in Excess of Liabilities	0.2%
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (844) 323-8200 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ABRAHAM FORTRESS FUND

(Class I: FORTX)

(Class K: FORKX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2024

Abraham Fortress Fund

A series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	11
Consolidated Statement of Operations	12
Consolidated Statements of Changes in Net Assets	13
Consolidated Financial Highlights	14
Class I	14
Class K	15
Notes to Consolidated Financial Statements	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Abraham Fortress Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.abrahamtrading.com

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 26.2%[1]
	COMMUNICATIONS — 2.9%
5,440	Alphabet, Inc. - Class A	$1,029,792
2,912	AT&T, Inc.	66,306
17	Booking Holdings, Inc.	84,463
83	Charter Communications, Inc. - Class A*	28,450
1,863	Comcast Corp. - Class A	69,919
1,134	Meta Platforms, Inc. - Class A	663,968
181	Netflix, Inc.*	161,329
509	T-Mobile US, Inc.	112,352
1,712	Verizon Communications, Inc.	68,463
741	Walt Disney Co.	82,510
704	Warner Bros Discovery, Inc.*	7,441
		2,374,993
	CONSUMER DISCRETIONARY — 2.5%
4,140	Amazon.com, Inc.*	908,275
110	Aptiv PLC*[2]	6,653
8	AutoZone, Inc.*	25,616
550	Chipotle Mexican Grill, Inc.*	33,165
255	eBay, Inc.	15,797
1,629	Ford Motor Co.	16,127
592	General Motors Co.	31,536
426	Home Depot, Inc.	165,710
275	Lowe's Cos., Inc.	67,870
133	Marriott International, Inc. - Class A	37,099
305	McDonald's Corp.	88,416
645	NIKE, Inc. - Class B	48,807
27	O'Reilly Automotive, Inc.*	32,017
478	Starbucks Corp.	43,617
1,169	Tesla, Inc.*	472,089
486	TJX Cos., Inc.	58,714
		2,051,508
	CONSUMER STAPLES — 1.4%
749	Altria Group, Inc.	39,165
1,761	Coca-Cola Co.	109,640
344	Colgate-Palmolive Co.	31,273
77	Constellation Brands, Inc. - Class A	17,017
181	Costco Wholesale Corp.	165,845
94	Dollar General Corp.	7,127
147	Estee Lauder Cos., Inc. - Class A	11,022
137	Kimberly-Clark Corp.	17,952
499	Kraft Heinz Co.	15,324
569	Mondelez International, Inc. - Class A	33,986

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
432	Monster Beverage Corp.*	$22,706
564	PepsiCo, Inc.	85,762
635	Philip Morris International, Inc.	76,422
987	Procter & Gamble Co.	165,471
195	Target Corp.	26,360
352	Walgreens Boots Alliance, Inc.	3,284
3,393	Walmart, Inc.	306,558
		1,134,914
	ENERGY — 0.6%
786	Chevron Corp.	113,844
538	ConocoPhillips	53,353
239	EOG Resources, Inc.	29,297
1,978	Exxon Mobil Corp.	212,773
572	Schlumberger N.V.[2]	21,931
		431,198
	FINANCIALS — 3.2%
316	American Express Co.	93,786
339	American International Group, Inc.	24,679
90	Aon PLC - Class A2	32,324
3,337	Bank of America Corp.	146,661
337	Bank of New York Mellon Corp.	25,892
913	Berkshire Hathaway, Inc. - Class B*	413,845
62	Blackrock, Inc.	63,557
174	Capital One Financial Corp.	31,028
771	Charles Schwab Corp.	57,062
176	Chubb Ltd.[2]	48,629
809	Citigroup, Inc.	56,945
147	CME Group, Inc.	34,138
248	Fidelity National Information Services, Inc.	20,031
269	Fiserv, Inc.*	55,258
142	Goldman Sachs Group, Inc.	81,312
230	Intercontinental Exchange, Inc.	34,272
1,205	JPMorgan Chase & Co.	288,851
206	Marsh & McLennan Cos., Inc.	43,756
401	Mastercard, Inc. - Class A	211,155
343	MetLife, Inc.	28,085
76	Moody's Corp.	35,976
732	Morgan Stanley	92,027
34	MSCI, Inc.	20,400
479	PayPal Holdings, Inc.*	40,883
172	PNC Financial Services Group, Inc.	33,170

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
238	Progressive Corp.	$57,027
144	S&P Global, Inc.	71,716
92	T. Rowe Price Group, Inc.	10,404
544	Truist Financial Corp.	23,599
605	U.S. Bancorp	28,937
888	Visa, Inc. - Class A	280,643
1,626	Wells Fargo & Co.	114,210
		2,600,258
	HEALTH CARE — 2.4%
721	Abbott Laboratories	81,552
721	AbbVie, Inc.	128,122
123	Agilent Technologies, Inc.	16,524
32	Align Technology, Inc.*	6,672
230	Amgen, Inc.	59,947
204	Baxter International, Inc.	5,949
116	Becton Dickinson & Co.	26,317
581	Boston Scientific Corp.*	51,895
905	Bristol-Myers Squibb Co.	51,187
238	Centene Corp.*	14,418
135	Cigna Group	37,279
538	CVS Health Corp.	24,151
291	Danaher Corp.	66,799
160	Dexcom, Inc.*	12,443
255	Edwards Lifesciences Corp.*	18,878
99	Elevance Health, Inc.	36,521
390	Eli Lilly & Co.	301,080
23	Embecta Corp.	475
149	GE HealthCare Technologies, Inc.	11,649
511	Gilead Sciences, Inc.	47,201
10	GRAIL, Inc.*	179
127	HCA Healthcare, Inc.	38,119
52	Humana, Inc.	13,193
35	IDEXX Laboratories, Inc.*	14,470
64	Illumina, Inc.*	8,552
146	Intuitive Surgical, Inc.*	76,206
78	IQVIA Holdings, Inc.*	15,328
1,073	Johnson & Johnson	155,177
548	Medtronic PLC[2]	43,774
1,030	Merck & Co., Inc.	102,464
165	Moderna, Inc.*	6,861
2,288	Pfizer, Inc.	60,701
44	Regeneron Pharmaceuticals, Inc.*	31,343

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	HEALTH CARE (Continued)
58	Solventum Corp.*	$3,831
154	Stryker Corp.	55,448
161	Thermo Fisher Scientific, Inc.	83,757
384	UnitedHealth Group, Inc.	194,250
104	Vertex Pharmaceuticals, Inc.*	41,881
193	Zoetis, Inc.	31,445
		1,976,038
	INDUSTRIALS — 1.5%
235	3M Co.	30,336
488	Amphenol Corp. - Class A	33,892
172	Automatic Data Processing, Inc.	50,350
240	Boeing Co.*	42,480
353	Carrier Global Corp.	24,096
221	Caterpillar, Inc.	80,170
168	Cintas Corp.	30,694
904	CSX Corp.	29,172
125	Deere & Co.	52,963
163	Eaton Corp. PLC[2]	54,095
243	Emerson Electric Co.	30,115
108	FedEx Corp.	30,384
112	GE Vernova, Inc.	36,840
114	General Dynamics Corp.	30,038
448	General Electric Co.	74,722
281	Honeywell International, Inc.	63,475
128	Illinois Tool Works, Inc.	32,456
287	Johnson Controls International plc[2]	22,653
80	L3Harris Technologies, Inc.	16,822
112	Lockheed Martin Corp.	54,425
99	Norfolk Southern Corp.	23,235
65	Northrop Grumman Corp.	30,504
94	Old Dominion Freight Line, Inc.	16,582
147	Paychex, Inc.	20,612
129	Republic Services, Inc.	25,952
610	RTX Corp.	70,589
133	TE Connectivity PLC[2]	19,015
97	Trane Technologies PLC[2]	35,827
262	Union Pacific Corp.	59,746
354	United Parcel Service, Inc. - Class B	44,639
97	Veralto Corp.	9,879
171	Waste Management, Inc.	34,506
		1,211,264

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	MATERIALS — 0.3%
90	Air Products and Chemicals, Inc.	$26,104
211	DuPont de Nemours, Inc.	16,089
117	Ecolab, Inc.	27,415
599	Freeport-McMoRan, Inc.	22,810
208	Linde PLC[2]	87,083
325	Newmont Corp.	12,096
107	Sherwin-Williams Co.	36,373
		227,970
	REAL ESTATE — 0.2%
186	American Tower Corp. - REIT	34,114
176	Crown Castle, Inc. - REIT	15,974
119	Digital Realty Trust, Inc. - REIT	21,102
37	Equinix, Inc. - REIT	34,887
302	Prologis, Inc. - REIT	31,922
71	Public Storage - REIT	21,260
134	Simon Property Group, Inc. - REIT	23,076
		182,335
	TECHNOLOGY — 7.8%
269	Accenture PLC - Class A2	94,632
194	Adobe, Inc.*	86,268
666	Advanced Micro Devices, Inc.*	80,446
214	Analog Devices, Inc.	45,466
6,739	Apple, Inc.	1,687,580
362	Applied Materials, Inc.	58,872
500	Arista Networks, Inc.*	55,265
90	Autodesk, Inc.*	26,601
1,680	Broadcom, Inc.	389,491
113	Cadence Design Systems, Inc.*	33,952
1,720	Cisco Systems, Inc.	101,824
214	Cognizant Technology Solutions Corp. - Class A	16,457
335	Fortinet, Inc.*	31,651
1,658	Intel Corp.	33,243
366	International Business Machines Corp.	80,458
115	Intuit, Inc.	72,278
62	KLA Corp.	39,067
570	Lam Research Corp.	41,171
226	Microchip Technology, Inc.	12,961
457	Micron Technology, Inc.	38,461
3,061	Microsoft Corp.	1,290,211
69	Motorola Solutions, Inc.	31,894
10,190	NVIDIA Corp.	1,368,415

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
108	NXP Semiconductors N.V.[2]	$22,448
1,089	Oracle Corp.	181,471
457	QUALCOMM, Inc.	70,204
43	Roper Technologies, Inc.	22,354
402	Salesforce, Inc.	134,401
81	ServiceNow, Inc.*	85,870
63	Synopsys, Inc.*	30,578
377	Texas Instruments, Inc.	70,691
		6,334,681
	UTILITIES — 3.4%
2,283	Alliant Energy Corp.	135,017
1,565	Ameren Corp.	139,504
1,775	American Electric Power Co., Inc.	163,708
745	American Water Works Co., Inc.	92,745
1,315	Atmos Energy Corp.	183,140
2,144	CMS Energy Corp.	142,898
1,628	Consolidated Edison, Inc.	145,266
962	Constellation Energy Corp.	215,209
330	Dominion Energy, Inc.	17,774
1,158	DTE Energy Co.	139,829
314	Duke Energy Corp.	33,830
2,472	Entergy Corp.	187,427
2,031	Evergy, Inc.	125,008
1,522	Eversource Energy	87,408
2,888	Exelon Corp.	108,704
3,369	FirstEnergy Corp.	134,019
800	NextEra Energy, Inc.	57,352
4,624	PPL Corp.	150,095
2,100	Public Service Enterprise Group, Inc.	177,429
2,471	Southern Co.	203,413
1,438	WEC Energy Group, Inc.	135,230
		2,775,005
	TOTAL COMMON STOCKS
	(Cost $16,672,075)	21,300,164

Principal Amount
	U.S. TREASURY BILLS — 54.3%
	United States Treasury Bill
$1,200,000	4.153%, 1/9/2025[3,4,5]	1,199,018
2,300,000	4.142%, 1/16/2025[3,4,5]	2,296,214
17,500,000	4.415%, 1/23/2025[3,4,5]	17,456,688
1,800,000	4.165%, 1/30/2025[3,4,5]	1,794,082

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$12,900,000	4.316%, 2/20/2025[3,4,5]	$12,826,676
8,700,000	4.162%, 3/20/2025[4]	8,622,274
	TOTAL U.S. TREASURY BILLS
	(Cost $44,185,889)	44,194,952
	U.S. TREASURY NOTES — 19.3%
	United States Treasury Note
4,375,000	2.875%, 5/15/2032	3,929,126
4,025,000	4.125%, 11/15/2032	3,925,792
4,275,000	3.375%, 5/15/2033	3,928,995
3,925,000	4.500%, 11/15/2033	3,907,828
	TOTAL U.S. TREASURY NOTES
	(Cost $16,040,115)	15,691,741
	SHORT-TERM INVESTMENTS — 0.0%
10	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 99.8%
	(Cost $76,898,089)	81,186,867
	Other Assets in Excess of Liabilities — 0.2%	123,037
	TOTAL NET ASSETS — 100.0%	$81,309,904

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 10.
[2]	Foreign security denominated in U.S. dollars.
[3]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $16,954,953, which represents 20.85% of total net assets of the Fund.
[4]	The rate is the effective yield as of December 31, 2024.
[5]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Commodity Futures
NYMEX WTI Crude Oil [1]	March 2025	67	$4,583,706	$4,773,750	$190,044
CMX Gold [1]	February 2025	30	8,176,489	7,923,000	(253,489)
NYMEX Natural Gas [1]	February 2025	32	1,053,866	1,162,560	108,694

Index Futures
CME E-mini S&P 500	March 2025	12	3,618,052	3,561,450	(56,602)
NYF MSCI EAFE Index	March 2025	74	8,660,408	8,389,750	(270,658)
CME E-mini Russell 2000 Index	March 2025	70	8,302,825	7,874,300	(428,525)
Total Long Contracts			$34,395,346	$33,684,810	$(710,536)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Japanese Yen	March 2025	(39)	(3,251,544)	(3,124,875)	126,669
			$(3,251,544)	$(3,124,875)	$126,669

TOTAL FUTURES CONTRACTS			$31,143,802	$30,559,935	$(583,867)

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

		Pay/Receive					Unrealized
		Total Return on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate[1]	Frequency	Date	Value	(Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index [2]	Receive	0.45% of Notional Value	Quarterly	June 13, 2029	$39,362,551	$(3,961,374)
TOTAL SWAP CONTRACTS							$(3,961,374)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings ^

FUTURES CONTRACTS

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Long	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
ICE Brent Crude Monthly Future	January 2025	91	$6,803,355	$118,260	15.12%
CME Live Cattle Future	April 2025	39	2,990,159	52,132	6.67%
CME Feeder Cattle Future	August 2025	18	2,326,535	82,559	10.56%
NYB Sugar No.11 Future	April 2025	110	2,200,772	(263,347)	-33.67%
CME E-Mini Nasdaq-100	March 2025	4	1,569,858	(57,827)	-7.39%
LIF 3 month Euro (EURIBOR)	September 2025	6	1,544,487	(1,361)	-0.17%
KCB Hard Red Winter Wheat Future	July 2025	48	1,392,588	20,209	2.58%
CBT Corn Future	March 2025	57	1,292,369	47,367	6.06%
LIF 3 month Euro (EURIBOR)	December 2025	5	1,272,341	(756)	-0.10%
CME Lean Hog Future	April 2025	32	1,118,748	(25,942)	-3.32%
EUX DAX Index Future	March 2025	2	1,100,998	(22,017)	-2.81%
CBT Corn Future	May 2025	42	967,721	46,002	5.88%
MSE Three-Month CORRA Futures	March 2025	5	888,892	1,012	0.13%
LIF 3 month Euro (EURIBOR)	June 2025	3	866,847	(587)	-0.08%
NYM Light Sweet Crude Oil (WTI) Future	January 2025	11	804,267	10,689	1.37%
LIF 3 month Euro (EURIBOR)	December 2026	3	767,094	(739)	-0.09%
MSE Three-Month CORRA Futures	June 2025	4	734,423	806	0.10%
LIF 3 month Euro (EURIBOR)	March 2026	3	699,562	(465)	-0.06%
CBT Soybean Oil Future	July 2025	27	657,596	(36,247)	-4.63%
LIF 3 month Euro (EURIBOR)	September 2026	2	602,231	(734)	-0.09%
LIF 3 month Euro (EURIBOR)	December 2027	2	583,507	(350)	-0.04%
MSE Three-Month CORRA Futures	September 2025	3	578,029	662	0.08%
LIF 3 month Euro (EURIBOR)	March 2025	2	550,260	(338)	-0.04%
LIF White Sugar Future	February 2025	20	507,606	(31,449)	-4.02%
LIF White Sugar Future	April 2025	20	501,945	(51,672)	-6.61%
OSE TOPIX Future	March 2025	3	486,737	(2,861)	-0.37%
CME Lean Hog Future	June 2025	12	479,250	(6,660)	-0.85%
LIF 3 month Euro (EURIBOR)	June 2026	2	462,689	(445)	-0.06%
SGX Nikkei 225 Index	March 2025	4	447,391	644	0.08%
MSE Three-Month CORRA Futures	December 2025	2	420,633	434	0.06%
CBT Wheat Future	May 2025	15	413,271	(8,991)	-1.15%
			$36,032,161	$(132,012)

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Short	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
CME SOFR 3month	December 2025	(31)	$(7,466,555)	$7,982	1.02%
CME EUR/USD	March 2025	(55)	(7,150,229)	111,928	14.31%
ICE Brent Crude Monthly Future	February 2025	(63)	(4,709,309)	(81,312)	-10.40%
NYB Sugar No.11 Future	February 2025	(139)	(3,006,384)	315,694	40.36%
CME JPY/USD	March 2025	(34)	(2,698,113)	42,192	5.39%
CBT 5 year US Treasury Notes	March 2025	(24)	(2,587,726)	17,337	2.22%
MGE Hard Red Spring Wheat Future	March 2025	(86)	(2,573,952)	50,082	6.40%
CME CAD/USD	March 2025	(36)	(2,514,007)	40,276	5.15%
CME Live Cattle Future	August 2025	(33)	(2,449,892)	(31,978)	-4.09%
CBT 10 year US Treasury Notes	March 2025	(22)	(2,392,771)	17,155	2.19%
CBT 2 year US Treasury Notes	March 2025	(11)	(2,348,143)	762	0.10%
IFLL 3 Month SONIA Index	March 2026	(8)	(2,270,652)	(58)	-0.01%
CME SOFR 3month	December 2026	(9)	(2,258,107)	1,845	0.24%

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FUTURES CONTRACTS - Continued

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Short	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
CBT E-mini Dow	March 2025	(9)	(1,955,486)	39,607	5.06%
CME Feeder Cattle Future	April 2025	(15)	(1,923,336)	(47,198)	-6.03%
CME CME E-Mini Russell 2000 Index	March 2025	(16)	(1,773,069)	61,225	7.83%
CBT 30 year US Treasury Bonds	March 2025	(15)	(1,681,176)	17,023	2.18%
IFLL 3 Month SONIA Index	December 2025	(5)	(1,575,286)	896	0.11%
CME SOFR 3month	March 2026	(6)	(1,514,264)	1,120	0.14%
CME SOFR 3month	June 2026	(6)	(1,439,710)	942	0.12%
IFLL 3 Month SONIA Index	December 2026	(5)	(1,413,235)	(650)	-0.08%
CME CHF/USD	March 2025	(10)	(1,397,577)	41,644	5.32%
LIF Long Gilt Future	March 2025	(11)	(1,318,031)	8,424	1.08%
CME AUD/USD	March 2025	(21)	(1,313,394)	35,299	4.51%
CME SOFR 3month	December 2027	(5)	(1,279,977)	1,693	0.22%
CME SOFR 3month	March 2027	(5)	(1,249,134)	1,402	0.18%
LIF FTSE 100 Index Future	March 2025	(12)	(1,238,523)	4,591	0.59%
CME SOFR 3month	September 2026	(5)	(1,232,553)	993	0.13%
NYM NY Harbour ULSD Future	February 2025	(12)	(1,162,469)	(40,829)	-5.22%
CME Lean Hog Future	February 2025	(35)	(1,141,909)	40,551	5.18%
CME SOFR 3month	June 2027	(5)	(1,116,636)	1,228	0.16%
KCB Hard Red Winter Wheat Future	March 2025	(40)	(1,109,726)	7,826	1.00%
CBT Soybean Oil Future	March 2025	(45)	(1,094,952)	41,319	5.28%
EOP CAC 40	January 2025	(14)	(1,074,180)	(8,620)	-1.10%
CBT Ultra Long-Term T Bond	March 2025	(9)	(1,023,875)	36,939	4.72%
CME SOFR 3month	September 2027	(4)	(984,124)	1,552	0.20%
EUX EURO STOXX 50 Index Future	March 2025	(19)	(979,090)	19,284	2.47%
IFLL 3 Month SONIA Index	December 2027	(3)	(968,169)	(599)	-0.08%
CMX Copper Future	March 2025	(9)	(894,714)	34,675	4.43%
SFE 90 Day Bank Accepted Bill Future	September 2025	(6)	(858,903)	(427)	-0.05%
NYM Platinum	April 2025	(19)	(844,911)	37,987	4.86%
SFE 3 year Australian Treasury Bond	March 2025	(13)	(830,287)	615	0.08%
MGE Hard Red Spring Wheat Future	May 2025	(27)	(818,682)	3,089	0.39%
NYM Gasoline RBOB Future	February 2025	(9)	(802,851)	(23,682)	-3.03%
CME SOFR 3month	September 2025	(3)	(745,781)	(248)	-0.03%
NYM NY Harbour ULSD Future	January 2025	(7)	(682,265)	(13,603)	-1.74%
EUX Euro-BOBL	March 2025	(5)	(655,907)	2,848	0.36%
IFLL 3 Month SONIA Index	September 2025	(2)	(651,659)	320	0.04%
EUX Euro-OAT Future	March 2025	(5)	(647,002)	1,167	0.15%
CME NZD/USD	March 2025	(11)	(606,426)	21,455	2.74%
IFLL 3 Month SONIA Index	March 2027	(2)	(590,737)	(389)	-0.05%
IFLL 3 Month SONIA Index	September 2026	(2)	(590,396)	(300)	-0.04%
IFLL 3 Month SONIA Index	June 2026	(2)	(590,169)	(249)	-0.03%
OSE 10 year Japanese Government Bond	March 2025	(1)	(561,943)	336	0.04%
CME Lean Hog Future	August 2025	(14)	(551,080)	4,345	0.56%
SFE SPI 200 Index	March 2025	(4)	(531,432)	1,443	0.18%
CME SOFR 3month	September 2028	(2)	(522,105)	1,049	0.13%
IFLL 3 Month SONIA Index	September 2027	(2)	(518,664)	(45)	-0.01%
IFLL 3 Month SONIA Index	June 2027	(2)	(518,545)	(186)	-0.02%
NYB Cotton No.2 Future	March 2025	(12)	(418,910)	15,120	1.93%
			$(91,819,090)	$842,887

FORWARD FOREIGN CURRENCY CONTRACTS

							Percentage
							of Custom Swap's
						Unrealized	Unrealized
		Currency Units to				Appreciation	Appreciation
Settlement Date	Counterparty	Receive/(Deliver)		In Exchange For		(Depreciation)	(Depreciation)
3/19/2025	Deutsche Bank	2,256,916	PLN	(524,498)	EUR	(64)	-0.01%
3/19/2025	Deutsche Bank	(3,604,771)	CNH	498,267	USD	4,910	0.63%
3/19/2025	Deutsche Bank	(42,034,525)	INO	492,244	USD	4,945	0.63%
3/19/2025	Deutsche Bank	(680,834)	CAD	484,548	USD	9,833	1.26%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2024 (Unaudited)

Assets:
Investments, at value (cost $76,898,089)	$81,186,867
Cash	540,043
Cash deposited with brokers for open futures contracts	1,636,214
Cash held as collateral for open swap contract	32,632
Receivables:
Fund shares sold	2,469,165
Dividends and interest	91,504
Other prepaid expenses	15,602
Total Assets	85,972,027

Liabilities:
Unrealized depreciation on total return swap contract	3,961,374
Net unrealized depreciation on futures contracts	583,867
Payables:
Advisory fees, net	6,022
Shareholder servicing fees (Note 6)	11,185
Fund administration and accounting fees	30,174
Transfer agent fees and expenses	6,725
Custody fees	3,569
Auditing fees	18,371
Trustees' deferred compensation (Note 3)	12,424
Legal fees	10,181
Printing and Postage	9,506
Chief Compliance Officer fees	1,821
Trustees' Fees payable	1,489
Accrued other expenses	5,415
Total liabilities	4,662,123
Commitments and contingencies (Note 3)
Net Assets	$81,309,904

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$79,180,919
Total accumulated earnings (deficit)	2,128,985
Net Assets	$81,309,904

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$53,901,198
Shares of beneficial interest issued and outstanding	5,261,755
Net asset value, redemption, and offering price per share	$10.24

Class K Shares:
Net assets applicable to shares outstanding	$27,408,706
Shares of beneficial interest issued and outstanding	2,673,877
Net asset value, redemption, and offering price per share	$10.25

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2024 (Unaudited)

Investment Income:
Dividends (net of withholding tax of $33)	$157,301
Interest	1,274,727
Total investment income	1,432,028

Expenses:
Advisory fees	182,668
Shareholder servicing fees - Class I (Note 6)	20,397
Fund administration and accounting fees	75,048
Transfer agent fees and expenses	40,174
Custody fees	8,585
Registration fees	24,256
Auditing fees	18,121
Legal fees	12,576
Shareholder reporting fees	7,947
Trustees' fees and expenses	7,745
Chief Compliance Officer fees	6,181
Insurance fees	2,988
Miscellaneous	2,449
Total expenses	409,135
Advisory fees waived	(146,931)
Fees paid indirectly (Note 3)	(4,338)
Net expenses	257,866
Net investment income (loss)	1,174,162

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(21,221)
Futures contracts	274,479
Net realized gain (loss)	253,258
Net change in unrealized appreciation/depreciation on:
Investments	1,484,223
Futures contracts	(488,562)
Swap contracts	(2,117,333)
Net change in unrealized appreciation/depreciation	(1,121,672)
Net realized and unrealized gain (loss)	(868,414)

Net Increase (Decrease) in Net Assets from Operations	$305,748

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2024	Year Ended
	(Unaudited)	June 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,174,162	$2,059,681
Net realized gain (loss) on investments and futures contracts	253,258	1,905,316
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swap contracts	(1,121,672)	3,434,070
Net increase (decrease) in net assets resulting from operations	305,748	7,399,067

Distributions to Shareholders:
Distributions from distributable earnings:
Class I	(1,578,336)	(683,724)
Class K	(857,947)	(507,674)
Total distributions to shareholders	(2,436,283)	(1,191,398)

Capital Transactions:
Net proceeds from shares sold:
Class I	15,404,729	17,505,179
Class K	537,394	1,771,879
Reinvestment of distributions:
Class I	1,578,074	683,575
Class K	857,947	493,148
Cost of shares redeemed:
Class I	(1,513,751)	(5,871,323)
Class K	(883,280)	(2,736,649)
Net increase (decrease) in net assets from capital transactions	15,981,113	11,845,809

Total increase (decrease) in net assets	13,850,578	18,053,478

Net Assets:
Beginning of year	67,459,326	49,405,848
End of year	$81,309,904	$67,459,326

Capital Share Transactions:
Shares sold:
Class I	1,466,128	1,830,505
Class K	50,995	183,306
Shares reinvested:
Class I	153,509	71,354
Class K	83,458	51,477
Shares redeemed:
Class I	(144,010)	(608,752)
Class K	(83,819)	(279,066)
Net increase (decrease) in capital shares	1,526,261	1,248,824

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended	For the Year Ended	For the Period October 13, 2021* through
	(Unaudited)	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of period	$10.52	$9.57	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.21	0.01
Net realized and unrealized gain (loss)	(0.13)	0.80	0.32	(0.13)
Total from investment operations	0.04	1.13	0.53	(0.12)

Less Distributions:
From net investment income	(0.32)	(0.18)	(0.68)	-
From net realized gain	-	-	-	(0.16)
Total distributions	(0.32)	(0.18)	(0.68)	(0.16)

Net asset value, end of period	$10.24	$10.52	$9.57	$9.72

Total return[2]	0.40%[3]	12.04%	6.13%	(1.23)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,901	$39,834	$23,857	$15,328

Ratio of expenses to average net assets
Before fees waived and absorbed	1.15%[4]	1.21%	1.41%	1.42%[4]
After fees waived and absorbed	0.74%[4]	0.74%	0.75%	0.75%[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and absorbed	2.77%[4]	2.86%	1.60%	(0.58%)[4]
After fees waived and absorbed	3.18%[4]	3.33%	2.26%	0.09%[4]

Portfolio turnover rate[5]	10%[3]	20%	54%	61%[3]

*	Beginning of reporting period (See Note 1).
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not Annualized.
[4]	Annualized.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class K

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2024	For the Year Ended	For the Year Ended	For the Period October 13, 2021* through
	(Unaudited)	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of period	$10.53	$9.58	$9.72	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.22	0.01
Net realized and unrealized gain (loss)	(0.12)	0.81	0.33	(0.13)
Total from investment operations	0.05	1.14	0.55	(0.12)

Less Distributions:
From net investment income	(0.33)	(0.19)	(0.69)	-
From net realized gain	-	-	-	(0.16)
Total distributions	(0.33)	(0.19)	(0.69)	(0.16)

Net asset value, end of period	$10.25	$10.53	$9.58	$9.72

Total return[2]	0.48%[3]	12.11%	6.32%	(1.23)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,409	$27,625	$25,548	$36,303

Ratio of expenses to average net assets
Before fees waived and absorbed	1.06%[4]	1.12%	1.31%	1.32%[4]
After fees waived and absorbed	0.65%[4]	0.65%	0.65%	0.65%[4]
Ratio of net investment income (loss) to average net assets
Before fees waived and absorbed	2.86%[4]	2.95%	1.70%	(0.48%)[4]
After fees waived and absorbed	3.27%[4]	3.42%	2.36%	0.19%[4]

Portfolio turnover rate[5]	10%[3]	20%	54%	61%[3]

*	Beginning of reporting period (See Note 1).
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not Annualized.
[4]	Annualized.
[5]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

Note 1 – Organization

Abraham Fortress Fund (the “Fund”) is organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is classified as a diversified Fund.

The Fund’s primary investment objective is to protect capital and achieve long-term capital appreciation. The Fund currently has two classes of shares, Class I and Class K. Class C shares have not yet commenced operations.

The Fund began reporting as a registered open-end management investment company on October 13, 2021 with a $45,916,151 transfer of shares of the Fund in exchange for the net assets of the Predecessor Fund, a Delaware statutory limited partnership. This exchange was nontaxable, whereby the Fund issued 1,133,973 Class I shares and 3,457,642 Class K shares for the net assets of the Predecessor Fund on October 13, 2021. Net assets with a fair market value of $45,916,151 (including net unrealized depreciation on securities and derivatives of $2,741,533) consisting of cash, interest receivable and securities and derivative instruments of the Predecessor Fund were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The inception date of the Predecessor Fund was July 26, 2018. From July 26, 2018 until October 12, 2021, the Predecessor Fund was regulated by the Commodity Futures Trading Commission (“the CFTC”) and National Futures Association (“NFA”) as a Commodity Pool, and over that entire time period, Abraham Trading Company (the “Advisor”) was the registered Commodity Pool Operator of the Predecessor Fund. The Advisor has been continuously registered with the CFTC and NFA as a Commodity Trading Advisor and Commodity Pool Operator since 1990. Cohen & Company, Ltd. served as the auditor of the Predecessor Fund from July 31, 2018 through October 12, 2021. After the conversion of the Predecessor Fund to a 1940 Act open ended mutual fund on October 13, 2021, Cohen & Company, Ltd. has continued to serve as the auditor of the Fund. The Predecessor Fund was required to have audited financial statements, including the reporting of investments, filed annually with both the CFTC and NFA. UMB Fund Services (“UMBFS”) was the administrator of the Predecessor Fund prior to its conversion to the Fund, and currently UMBFS is the co-administrator of the Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(a) Consolidation of Subsidiary

The Fund may invest up to 25% of its total assets in its subsidiary, Abraham Fortress Fund Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Abraham Trading Company and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for derivative positions. The inception date of the Subsidiary was October 13, 2021. As of December 31, 2024, total assets of the Fund were $85,972,027, of which $9,626,150, or 11.20%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operating during the reporting period. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date reported in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.

(a) Valuation of Investments

The Fund records investments at fair value. The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Financial derivative instruments, such as forward currency contracts, futures contracts, options contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Forward currency contracts are generally categorized in Level 2. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

Options contracts are carried at fair value using the primary exchange's closing (settlement) price and are generally categorized as Level 1. In the absence of a closing price, options contracts will be valued at the last bid or the mean between the last available bid and ask price, and categorized in Level 2.

The Fund’s total return swap contract tracks the performance of various underlying investment managers trading programs through a Deutsche Bank AG, London Branch proprietary index. The fair value of the total return swap contract is valued on each index business day as set out in the index description utilizing market data as of 4:15 pm London time and trade data as of 5:00 pm London time.

Please refer to Note 8 for more information on valuation.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(d) Futures Contracts

The Fund may use interest rate, foreign currency, index, commodity, and other futures contracts. The Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. The Fund may invest in futures contracts and options on futures contracts through the Subsidiary. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transactions and the Fund’s basis in the contract. Cash equal to the proceeds is settled in the broker account when the contracts are closed. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

(e) Swap Transactions

The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels. The Subsidiary’s total return swap contract tracks the performance of various underlying investment managers trading programs through a Deutsche Bank AG, London Branch proprietary index. The fair value of the total return swap contract is valued on each index business day as set out in the index description utilizing market data as of 4:15 pm London time and trade data as of 5:00 pm London time.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index designed to replicate the aggregate returns of a trading strategy or basket of trading strategies). That is, one party agrees to pay another party the return on a security, basket of securities, or an index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(f) Short Sales

The Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees and certain transfer agent fees and expenses discussed below, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund may invest in real estate investments trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At December 31, 2024, such collateral is denoted in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Also in conjunction with the use of futures contracts and swap contracts, the Fund, when appropriate, may utilize a segregated margin deposit account with the counterparty. At December 31, 2024, these segregated margin deposit accounts are denoted in the Fund’s Consolidated Statement of Assets and Liabilities.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the six months ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses  (excluding any taxes, leverage interest, brokerage commissions, fees and costs associated with derivatives, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 0.75% and 0.65% of the average daily net assets of the Fund’s Class I and Class K shares, respectively. This agreement is effective until October 31, 2034, and it may be terminated before that date by the Trust’s Board of Trustees on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. This agreement may also be terminated by the Advisor with respect to the Fund, effective at the end of its then current term, without payment of any penalty upon at least sixty (60) days’ written notice prior to expense limitation period of the Fund, subject to the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

The Advisor is responsible for the Subsidiary’s day-to-day business pursuant to an advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under substantially the same terms, as are provided to the Fund. The Subsidiary advisory agreement provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Advisor receives no compensation for the services it provides to the Subsidiary.

For the six months ended December 31, 2024, the Advisor waived a portion of its advisory fees totaling $146,931 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2024, the amount of these potentially recoverable expenses was $936,738. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Consolidated Statements of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

2025	$212,462
2026	298,696
2027	278,649
2028	146,931
Total	$936,738

UMB Fund Services, Inc. ("UMBFS") serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2024, are reported on the Consolidated Statement of Operations. The Fund has a fee agreement with its custodian, UMB Bank, N.A., which provides for custody fees to be reduced by earnings credit based on cash balances left on deposit with the custodian. For the six months ended December 31, 2024, the fees waived were $4,338 of Custody fees. These amounts are shown as a reduction of expenses, “Fees paid indirectly” on Consolidated Statement of Operations.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2024, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Employees of the Advisor, and other accounts under their control, constituted approximately 18% and 9% of the outstanding Class I Shares and Class K Shares, respectively of the Fund as of December 31, 2024.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Consolidated Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Consolidated Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2024, are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$76,898,089

Gross unrealized appreciation	$5,843,656
Gross unrealized depreciation	(1,554,878)
Net unrealized appreciation/(depreciation)	$4,288,778

As of December 31, 2024, there was no difference between cost amounts for financial statement and federal income tax purposes.

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,602,922
Undistributed long-term capital gains	-
Tax accumulated earnings	1,602,922

Accumulated capital and other losses	(147,957)
Unrealized appreciation/(depreciation) on investments	2,804,555
Total accumulated earnings/(deficit)	$4,259,520

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

Distributions paid from:	2024	2023
Ordinary income	$1,191,398	$3,542,795
Net long-term capital gains	-	-
Total distributions paid	$1,191,398	$3,542,795

At June 30, 2024, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$129,567
Long-term	-
$129,567

During the year ended June 30, 2024, the Fund utilized $1,310,762 of capital loss carry forwards.

Note 5 – Investment Transactions

For the six months ended December 31, 2024, purchases and sales of investments, excluding short-term investments, futures contracts, and swap contracts, were $5,901,475 and $3,560,581, respectively. For the six months ended December 31, 2024, purchases and sales of U.S. Treasury Notes, were $5,901,475 and $3,560,571, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2024, shareholder servicing fees incurred by the Fund are disclosed on the Consolidated Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

FASB ASC 820, Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$21,300,164	$-	$-	$21,300,164
U.S. Treasury Bills	-	44,194,952	-	44,194,952
U.S. Treasury Notes	-	15,691,741	-	15,691,741
Short-Term Investments	10	-	-	10
Total Investments	21,300,174	59,886,693	-	81,186,867
Other Financial Instruments*
Futures Contracts	425,407	-	-	425,407
Total Assets	$21,725,581	$59,886,693	$-	$81,612,274

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

	Level 1	Level 2	Level 3**	Total
Liabilities
Other Financial Instruments*
Futures Contracts	$1,009,274	$-	$-	$1,009,274
Swap Contracts	-	3,961,374	-	3,961,374
Total Liabilities	$1,009,274	$3,961,374	$-	$4,970,648

[1]	For a detailed break-out of common stock sectors, please refer to Consolidated Schedule of Investments.
*	Other financial instruments are derivative instruments such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities during the six months ended December 31, 2024.

Note 9 – Derivatives and Hedging Disclosures

FASB ASC Topic 815, Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts and swap contracts during the six months ended December 31, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Fund as of December 31, 2024 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Consolidated Statement of Asset and Liabilities Location	Value	Consolidated Statement of Asset and Liabilities Location	Value
Commodity Contracts	Unrealized appreciation on futures contracts	$298,738	Unrealized depreciation on futures contracts	$253,489
Foreign exchange contracts	Unrealized appreciation on futures contracts	126,669	Unrealized depreciation on futures contracts	-
Index contracts	Unrealized appreciation on futures contracts	-	Unrealized depreciation on futures contracts	755,785
Mixed: Commodity, interest rate, equity and foreign exchange contracts	Unrealized appreciation on total return swap contract	-	Unrealized depreciation on total return swap contract	3,961,374
Total		$425,407		$4,970,648

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The effects of the Fund’s derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2024 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Total
Commodity Contracts	$146,651	$146,651
Index contracts	268,267	268,267
Foreign exchange contracts	(140,439)	(140,439)
Total	$274,479	$274,479

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts	Swap Contracts	Total
Commodity contracts	$291,164	$-	$291,164
Index contracts	(848,721)	-	(848,721)
Foreign exchange contracts	68,995	-	68,995
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	(2,117,333)	(2,117,333)
Total	$(488,562)	$(2,117,333)	$(2,605,895)

The quarterly average volumes of derivative instruments in the Fund for the six months ended December 31, 2024 are as follows:

Derivatives not designated as hedging instruments		Notional Value
Commodity contracts	Long futures contracts	$11,396,150
Commodity contracts	Short futures contracts	(569,818)
Index contracts	Long futures contracts	17,481,631
Foreign exchange contracts	Short futures contracts	(1,653,666)
Mixed: Interest rate, equity and foreign exchange contracts	Swap contracts	39,362,551

Note 10 - Disclosures about Offsetting Assets and Liabilities

FASB ASC Topic 210-20, Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for the Fund.

The Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a net basis. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

					Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument/Consolidated Statement of Assets and Liabilities Location	Counterparty	Gross Amounts of Recognized Assets & Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on total return swap contract - asset	Deutsche Bank	$(3,961,374)	$-	$(3,961,374)	$3,961,374	$-	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, financial statement instability or other events could have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Abraham Fortress Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Note 12- New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on July 23–24, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Fund Advisory Agreement”) between the Trust and Abraham Trading Company (the “Advisor”) with respect to the Abraham Fortress Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. At the same meeting, the Board and the Independent Trustees reviewed and unanimously approved the renewal of the investment advisory agreement (the “Subsidiary Advisory Agreement”) between the Advisor and Abraham Fortress Fund Limited, a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), for an additional one-year term from when it otherwise would expire. The Fund Advisory Agreement and the Subsidiary Advisory Agreement are collectively referred to below as the “Advisory Agreements.” In approving the renewal of each Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary.

Background

In advance of the meeting, the Board received information about the Fund, the Subsidiary, and the Advisory Agreements from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund and the Subsidiary; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”), the MSCI All Country World Index (the “MSCI Index”), the Fund’s blended index consisting of 70% MSCI All Country World Index and 30% Bloomberg U.S. Aggregate Bond Index (the “70/30 Blended Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Moderate Allocation category (the “Fund Universe”) for the one-, three-, and five-year periods ended April 30, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Form N-CSR Items 8 - 11 (Unaudited)

In renewing each Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, the Bloomberg Index return, the MSCI Index return, and the 70/30 Blended Index return. For the one-year period, the Fund’s total return was above the Peer Group and Fund Universe median returns, the Bloomberg Index return and the 70/30 Blended Index return, but below the MSCI Index return by 5.09%. The Fund’s annualized total return for the five-year period was above the Fund Universe median return, the 70/30 Blended Index return and the Bloomberg Index return, but below the Peer Group median return and the MSCI Index return by 0.11% and 1.70%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

The Board also considered the overall quality of services provided by the Advisor to the Fund and the Subsidiary. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund and the Subsidiary. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund and the Subsidiary were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee and annual total expenses paid by the Fund, the meeting materials indicated that the Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Board considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Fund Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund and the Subsidiary.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended April 30, 2024, noting that the Advisor had agreed to maintain the expense limitation arrangement for the Fund for another full year. The Board observed that the Advisor had waived almost its entire advisory fee for the Fund, and that the Advisor did not realize any profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Form N-CSR Items 8 - 11 (Unaudited)

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Advisory Agreement was in the best interests of the Fund, the Subsidiary, and the shareholders of the Fund and the Subsidiary and, accordingly, approved the renewal of each Advisory Agreement with respect to the Fund and the Subsidiary, as applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/10/2025